Commitments and contingencies (Details)			6 Months Ended
	Nov. 10, 2021 CNY (¥)	Nov. 10, 2021 USD ($)	Mar. 31, 2022 CNY (¥) item	Mar. 31, 2022 USD ($) item	Mar. 31, 2021 USD ($)
Loss Contingencies [Line Items]
Late fees per day (as a percent)			0.05%	0.05%
Amount of payment from sale of equipment | $				$ 58,663	$ 171,079
Equipment purchase agreement | Zhejiang New Material
Loss Contingencies [Line Items]
Total amount of purchase price	¥ 18,900,000	$ 2,900,000
Amount received from sale of equipment			¥ 17,000,000	2,700,000
Amount of payment from sale of equipment			17,000,000	2,700,000
Remaining amount payment			¥ 1,900,000	$ 200,000
Minimum
Loss Contingencies [Line Items]
Number of times fines equals to the underpaid amount | item			1	1
Amount of fine | ¥			¥ 10,000
Maximum
Loss Contingencies [Line Items]
Number of times fines equals to the underpaid amount | item			3	3
Amount of fine | ¥			¥ 50,000